Mortgage Loans at Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
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Summary of Distribution of Company's Mortgage Loans at Fair Value

Following is a summary of the distribution of the Company’s mortgage loans at fair value:

	December 31, 2016		December 31, 2015
Loan type	Fair value	Unpaid principal balance	Fair value	Unpaid principal balance
	(in thousands)
Distressed mortgage loans
Nonperforming mortgage loans	$742,988	$1,020,994	$1,222,956	$1,702,548
Performing mortgage loans:
Fixed interest rate	296,901	408,943	417,658	535,610
Interest rate step-up	232,700	317,409	299,569	412,749
Adjustable-rate/hybrid	81,983	92,313	160,051	185,997
Balloon	—	—	160	204
	611,584	818,665	877,438	1,134,560
	1,354,572	1,839,659	2,100,394	2,837,108
Fixed interest rate jumbo mortgage loans held in a VIE	367,169	368,524	455,394	454,935
	$1,721,741	$2,208,183	$2,555,788	$3,292,043
Mortgage loans at fair value pledged to secure:
Assets sold under agreements to repurchase	$1,345,021		$2,067,341
Asset-backed financing of a VIE at fair value and FHLB advances	$367,169		$455,394
FHLB advances	$—		$134,172

Summary of Certain Concentrations of Credit Risk in Portfolio of Distressed Mortgage Loans at Fair Value

Following is a summary of certain concentrations of credit risk in the portfolio of distressed mortgage loans at fair value:

Concentration	December 31, 2016	December 31, 2015
	(percentages are of fair value)
Portion of mortgage loans originated between 2005 and 2007	72%	72%
Percentage of fair value of mortgage loans with unpaid-principal balance-to-current-property-value in excess of 100%	41%	48%
States contributing 5% or more of mortgage loans	New York California New Jersey Florida Massachusetts	New York California New Jersey Florida